BANK LOANS AND OTHER BORROWINGS - Repayment installment (Details)	Jul. 07, 2026 USD ($)	Apr. 07, 2026 USD ($)	Jan. 07, 2026 USD ($)	Oct. 07, 2025 USD ($)	Jul. 07, 2025 USD ($)	Apr. 07, 2025 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - non-current							¥ 283,992,000	$ 40,000,000	¥ 253,928,000	$ 40,000,000	¥ 1,103,609
R-Bridge Healthcare Fund, LP
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - non-current							¥ 283,992,000	$ 40,000,000	¥ 253,928,000	$ 40,000,000
R-Bridge Healthcare Fund, LP | Forecast
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - non-current	$ 8,000,000	$ 6,400,000	$ 6,400,000	$ 6,400,000	$ 6,400,000	$ 6,400,000